                                  UBS
                                  LARGE CAP
                                  GROWTH FUND

                                  ---------

                                  UBS
                                  Private Investor
                                  Funds, Inc.





                                  Semi-Annual Report
                                  June 30, 1998

UBS Private Investor Funds, Inc.
Chairman's Letter

--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Large Cap Growth Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's semi-annual report for the six-months ended June 30, 1998. This report contains a letter from the portfolio manager discussing the performance of the Fund for the six months ended June 30, 1998, including a market overview. In addition, it includes a complete set of financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. The merger was completed on Monday June 29, 1998, creating UBS A.G.

UBS A.G. is a top-tier global financial services company which concentrates on clearly defined core businesses. As private banking and asset management are core businesses of the bank, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

Dr. HansPeter Lochmeier

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

The semi-annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary

--------------------------------------------------------------------------------

FUND PERFORMANCE

During the first half of the year through June 30th, the UBS Large Cap Growth Fund earned a return of 13.13% compared to a return of 17.71% for the S&P 500 Index. This underperformance all occurred in the first quarter of the year when the surge in the market was driven by very large cap issues to which we were underexposed. The second quarter was a much happier experience and the Fund outperformed the Index by returning 3.6% against 3.3%.

This chart provides a comparison of the Fund's performance to that of the S&P 500 Index. This chart compares total returns (which includes changes in share price and reinvestment of all dividends and capital gains distributions) of a hypothetical $10,000 investment made on October 14, 1997* and held through June 30, 1998.


                    [PERFORMANCE GRAPH]


UBS Large Cap Growth Fund                 S&P 500 Index
-------------------------                 -------------
        $10,000                              $10,000
          9,570                                9,432
          9,474                                9,868
          9,945                               10,038
          9,871                               10,149
         10,448                               10,881
         10,859                               11,438
         11,071                               11,554
         10,828                               11,355
         11,251                               11,816





      Average Annual Total Return:

                                                                         UBS
                                                                      LARGE CAP
                                                                       GROWTH        S&P 500
                                                                        FUND          INDEX
                                                                      ---------      -------

Six months ended June 30, 1998.....................................     13.13%        17.71%
Since inception* through June 30, 1998.............................     12.51%        18.16%

     ----------------------
     * Commencement of operations -- October 14, 1997

UBS Private Investor Funds, Inc.
Fund Commentary

--------------------------------------------------------------------------------

MARKET OVERVIEW

In addition to the capitalization size issue which has been hurting fund managers in general, there were some difficulties in stock selection particularly in technology, and to a lesser extent in energy where a concentration in oil service stocks hurt performance. Sector concentrations were helpful overall in consumer staples (particularly the cable companies), healthcare, and technology, but were a problem in the consumer cyclical area where we missed the automobile stocks and were underweighted in retail. As the first half of the year wore on, however, we corrected some of these problems by adding major commitments to WalMart, Microsoft, America Online, and continuing to add to our drug holdings by purchasing Schering Plough and Eli Lilly. In addition we sold positions in some of the basic industry areas which were being hurt by the Asian crisis. In the second quarter and so far in the third quarter these commitments appear to be paying off.

For ten of the twelve weeks in the second quarter, stock prices traded sideways to downward. By mid June, however, the Dow Jones average had bounced off the 8600 level and moved smartly up to close near 9000, thereby earning a small gain for the quarter. The S&P 500 did a bit better as investors decided that with interest rates having moved down to new lows in the 5.60% area, stocks again looked attractive for purchase. The ensuing rally has been and continues today to be narrow in scope and breadth with primarily the larger, more well known stocks leading the way. Smaller capitalization stocks have languished and are presently almost unchanged as a group from year end 1997 levels.

Economies around the world are slipping and we believe that the biggest unanswered question looking ahead is whether the U.S. eventually gets pulled downward or the U.S., Europe and hopefully Japan, pulls the rest of the world ahead. Regarding the U.S. economy, most economists have recently lowered their GDP expectations for the present spring quarter that has just ended from the 3% range down into the 2% area, but overall consumption appears to be remaining strong enough to keep the U.S. economy in a growth mode at least into next year. Growth in the U.S. economy has clearly peaked (probably last quarter) as cheaper foreign imported goods have now begun to land on our shores. Manufacturing should slow rapidly for the next few quarters as U.S. made goods are beginning to experience the price pressures that have been forecast to occur since the fall of 1997. The rest of the world's troubles have, so far, served to lower interest rates, kept inflation well under control and propelled consumer confidence numbers to all time highs.

The stock market, as noted earlier, has corrected the oversold conditions that drove prices downward in mid June and may have already discounted less than satisfactory corporate earnings which may be announced in coming days. Worries over Asia may also have peaked for awhile, especially if Japan can come up with a credible plan to stimulate consumer spending and write off some more bad bank loans -- as they have promised. We have entered the summer rally phase that has been typically seen in recent years and prices may indeed move higher in coming weeks as investors celebrate the lower interest rates that entered the investment scene in June. There is no fear that the Federal Reserve Bank may become more active, at least until the fall months. At that time they may even be thinking of reducing short term interest rates rather than raising them, for world economic pressures seem to be pushing growth downward instead of upward these days. We feel that some upward room may indeed be available for the stock market to rally this summer, but while monetary conditions may be favorable for stocks, the developing earnings slowdown will not be easy to reverse and will keep the market from making much more than marginal new highs. Worse, the downward pressure on commodity, and now many retail prices, may become more intense as the year progresses, all of which may present new hurdles for investors who have never witnessed deflation in their lifetimes.

UBS Private Investor Funds, Inc.
Fund Commentary

--------------------------------------------------------------------------------

In this economic environment, the best equity investments are those companies that show fairly assured growth and are large enough to weather most economic storms if they should develop. The major issue becomes one of valuation and what price does one pay for this assurance. There is no question that companies which disappoint these days are severely penalized in the market so one buys anything today, except after careful examination. We believe that the Large Cap Growth Portfolio is well positioned to deliver superior results over time by emphasizing large companies with reasonably assured growth prospects which also sell at relatively attractive prices.


Wayne Thornbrough
Portfolio Manager




------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing a portion of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index broadly representative of the U.S. stock market.

UBS Large Cap Growth Fund
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------


ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio, at
  value..............................................................................     $7,138,155
Receivable from sale of capital stock................................................          9,000
Receivable from funds services agent.................................................          5,937
Deferred organization expenses and other assets......................................         10,169
                                                                                          ----------
          Total Assets...............................................................      7,163,261
                                                                                          ----------

LIABILITIES:
Payable from purchase of capital stock...............................................          4,637
Administrative services fees payable.................................................            368
Other accrued expenses...............................................................         23,566
                                                                                          ----------
          Total Liabilities..........................................................         28,571
                                                                                          ----------

NET ASSETS...........................................................................     $7,134,690
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         63,563
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................     $   112.25
                                                                                          ----------
                                                                                          ----------

COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       64
Additional paid-in capital...........................................................      6,362,831
Net unrealized appreciation of investments...........................................        764,430
Accumulated undistributed net investment income......................................         17,826
Accumulated net realized loss........................................................        (10,461)
                                                                                          ----------
          Net Assets.................................................................     $7,134,690
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Fund
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  Large Cap Growth Portfolio
     Dividends..........................................................                   $ 35,477
     Interest...........................................................                     12,087
                                                                                           --------
          Investment income.............................................                     47,564
     Total expenses.....................................................     $ 36,745
     Less: Fee waiver and expense reimbursements........................      (18,141)
                                                                             --------
     Net expenses.......................................................                     18,604
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Large
  Cap Growth Portfolio..................................................                     28,960

EXPENSES:
Shareholder service fees................................................        7,509
Administrative services fees............................................        1,953
Registration fees.......................................................       12,772
Reports to shareholders expense.........................................       10,855
Transfer agent fees.....................................................        7,438
Legal fees..............................................................        5,411
Audit fees..............................................................        5,112
Fund accounting fees....................................................        4,463
Directors' fees.........................................................        1,700
Miscellaneous expenses..................................................        4,292
                                                                             --------
     Total expenses.....................................................       61,505
     Less: Fee waiver and expense reimbursements........................      (50,071)
                                                                             --------
     Net expenses.......................................................                     11,434
                                                                                           --------
Net investment income...................................................                     17,526
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS LARGE CAP GROWTH PORTFOLIO
Net realized gain on securities transactions............................                      4,084
Net change in unrealized appreciation of investments....................                    730,609
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Large Cap Growth Portfolio....................                    734,693
                                                                                           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................                   $752,219
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

UBS Large Cap Growth Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED         OCTOBER 14, 1997*
                                                                    JUNE 30, 1998          THROUGH
                                                                     (UNAUDITED)      DECEMBER 31, 1997
                                                                    -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................     $    17,526         $     9,350
Net realized gain (loss) on securities transactions.............           4,084             (14,545)
Net change in unrealized appreciation of investments............         730,609              33,821
                                                                    -------------     -----------------
Net increase in net assets resulting from operations............         752,219              28,626
                                                                    -------------     -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................         --                   (9,050)
                                                                    -------------     -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares................................       4,662,313           4,108,844
Net asset value of shares issued to shareholders from
  reinvestment of dividends.....................................         --                    9,050
Cost of shares redeemed.........................................      (2,416,956)               (356)
                                                                    -------------     -----------------
Net increase in net assets from transactions in shares of common
  stock.........................................................       2,245,357           4,117,538
                                                                    -------------     -----------------

NET INCREASE IN NET ASSETS......................................       2,997,576           4,137,114

NET ASSETS:
Beginning of period.............................................       4,137,114            --
                                                                    -------------     -----------------
End of period (including undistributed net investment income of
  $17,826 and $300, respectively)...............................     $ 7,134,690         $ 4,137,114
                                                                    -------------     -----------------
                                                                    -------------     -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS Large Cap Growth Fund
Financial Highlights

--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED         OCTOBER 14, 1997*
                                                                     JUNE 30, 1998          THROUGH
                                                                      (UNAUDITED)      DECEMBER 31, 1997
                                                                     -------------     -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.............................       $ 99.22             $100.00
                                                                     -------------         --------
Income from investment operations:
     Net investment income.......................................          0.27                0.23
     Net realized and unrealized gain (loss) on investments......         12.76               (0.79)
                                                                     -------------         --------
     Total gain (loss) from investment operations................         13.03               (0.56)
                                                                     -------------         --------
Less: Total dividends and distributions..........................        --                   (0.22)
                                                                     -------------         --------
Net asset value, end of period...................................       $112.25             $ 99.22
                                                                     -------------         --------
                                                                     -------------         --------
Total return.....................................................         13.13%(1)           (0.55%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)....................       $ 7,135             $ 4,137
     Ratio of expenses to average net assets(2)..................          1.00%(4)            1.00%(3)(4)
     Ratio of net investment income to average net assets(2).....          0.58%(4)            1.35%(3)(4)

------------------------

*   Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio expenses, net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.27% (annualized) and 7.54% (annualized) for the respective periods.
(3) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(4) Annualized.

See notes to financial statements.

UBS Large Cap Growth Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. GENERAL
UBS Large Cap Growth Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1998, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Large Cap Growth Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At June 30, 1998, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (32.08% at June 30, 1998). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

UBS Large Cap Growth Fund
Notes to Financial Statements
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1998, the administrative services fee amounted to $1,953.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1998, the shareholder service fee amounted to $7,509, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 1998, UBS reimbursed the Fund for expenses totaling $42,562 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS

At June 30, 1998 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                   SIX MONTHS
                                                      ENDED        PERIOD FROM OCTOBER 14, 1997
                                                  JUNE 30, 1998    (COMMENCEMENT OF OPERATIONS)
                                                   (UNAUDITED)       THROUGH DECEMBER 31, 1997
                                                  -------------    -----------------------------
Shares subscribed..............................       45,025                   41,609
Shares issued in reinvestment of dividends.....            0                       92
Shares redeemed................................      (23,159)                      (4)
                                                  -------------               -------
Net increase in shares outstanding.............       21,866                   41,697
                                                  -------------               -------
                                                  -------------               -------

UBS Large Cap Growth Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
-------  ------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 99.7%
         AIRLINES -- 1.3%
  4,910  Continental Airlines, Inc., Class B*......................................................   $   298,896
                                                                                                      -----------
         BANKING & FINANCIAL INSTITUTIONS -- 7.5%
  6,740  American Express Company..................................................................       768,357
  5,660  BankAmerica Corp..........................................................................       489,236
  1,090  Wells Fargo & Company.....................................................................       402,210
                                                                                                      -----------
                                                                                                        1,659,803
                                                                                                      -----------
         CHEMICALS -- 4.7%
  9,000  Du Pont (E.I.) de Nemours.................................................................       671,624
  6,530  Monsanto Company..........................................................................       364,864
                                                                                                      -----------
                                                                                                        1,036,488
                                                                                                      -----------
         CONSUMER FOODS -- 2.6%
 13,970  PepsiCo, Inc..............................................................................       575,389
                                                                                                      -----------
         COSMETICS & TOILETRIES -- 1.8%
  8,820  Kimberly-Clark Corporation................................................................       404,618
                                                                                                      -----------
         DIVERSIFIED -- 3.2%
  7,910  General Electric Company..................................................................       719,810
                                                                                                      -----------
         DRUGS & PHARMACEUTICALS -- 12.3%
 16,660  Abbott Laboratories.......................................................................       680,978
  5,860  Bristol-Myers Squibb Co...................................................................       673,534
  3,530  Eli Lilly & Company.......................................................................       233,201
  4,640  Johnson & Johnson.........................................................................       342,200
  3,450  Merck & Co., Inc..........................................................................       461,438
  3,800  Schering-Plough Corporation...............................................................       348,175
                                                                                                      -----------
                                                                                                        2,739,526
                                                                                                      -----------
         ELECTRONICS -- 2.6%
  3,800  Emerson Electric Company..................................................................       229,425
  5,980  Raytheon Company, Class A.................................................................       344,598
                                                                                                      -----------
                                                                                                          574,023
                                                                                                      -----------
         ENTERTAINMENT -- 4.4%
 16,950  Tele-Communications TCI Ventures Group, Class A*..........................................       340,059
  7,500  Time Warner Inc...........................................................................       640,781
                                                                                                      -----------
                                                                                                          980,840
                                                                                                      -----------
         ENVIRONMENTAL CONTROL -- 1.6%
 10,160  Waste Management Inc......................................................................       355,600
                                                                                                      -----------
         FOOD -- RETAIL -- 2.2%
  9,450  Albertson's, Inc..........................................................................       489,628
                                                                                                      -----------
         HEALTH CARE PROVIDERS -- 1.9%
 14,170  Columbia/HCA Healthcare Corporation.......................................................       412,701
                                                                                                      -----------
         INSURANCE -- 6.6%
 18,380  AFLAC Incorporated........................................................................       557,144
  5,740  Chubb Corporation.........................................................................       461,353
  7,615  Travelers Group, Inc......................................................................       461,659
                                                                                                      -----------
                                                                                                        1,480,156
                                                                                                      -----------
         MEDIA/CABLE -- 3.5%
 12,770  CBS Corporation...........................................................................       405,448
  9,690  Tele-Communications TCI Group, Class A*...................................................       372,459
                                                                                                      -----------
                                                                                                          777,907
                                                                                                      -----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Schedule of Investments
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
-------  ------------------------------------------------------------------------------------------   -----------
         MEDICAL SUPPLIES -- 3.1%
 10,880  Medtronic, Inc............................................................................   $   693,600
                                                                                                      -----------
         OIL SERVICES -- 4.2%
  6,580  Baker Hughes Incorporated.................................................................       227,421
  4,920  Halliburton Company.......................................................................       219,248
  7,050  Schlumberger Ltd..........................................................................       481,603
                                                                                                      -----------
                                                                                                          928,272
                                                                                                      -----------
         PACKAGING -- 1.9%
  8,910  Crown Cork & Seal Company, Inc............................................................       424,339
                                                                                                      -----------
         PETROLEUM PRODUCTION & SALES -- 2.9%
  8,870  Burlington Resources Inc..................................................................       381,964
  3,650  Exxon Corporation.........................................................................       260,291
                                                                                                      -----------
                                                                                                          642,255
                                                                                                      -----------
         REAL ESTATE -- 1.8%
 12,090  Simon DeBartolo Group, Inc. REIT(a).......................................................       392,925
                                                                                                      -----------
         RETAIL -- 9.0%
 12,340  Dayton Hudson Corporation.................................................................       598,490
  9,060  Lowe's Companies, Inc.....................................................................       367,496
  7,960  McDonald's Corporation....................................................................       549,240
  8,150  Wal-Mart Stores, Inc......................................................................       495,113
                                                                                                      -----------
                                                                                                        2,010,339
                                                                                                      -----------
         TECHNOLOGY -- 12.8%
  2,100  America Online, Inc.......................................................................       222,600
 11,170  Compaq Computer Corporation...............................................................       316,949
  7,750  Electronic Data Systems Corporation.......................................................       310,000
  7,790  Hewlett-Packard Company...................................................................       466,426
  4,370  International Business Machines Corporation...............................................       501,731
  2,250  Microsoft Corporation.....................................................................       243,844
 10,000  Sun Microsystems, Inc.*...................................................................       434,375
  5,980  Texas Instruments Incorporated............................................................       348,709
                                                                                                      -----------
                                                                                                        2,844,634
                                                                                                      -----------
         TELECOMMUNICATIONS -- 5.9%
 12,280  Loral Space & Communications Ltd.*........................................................       346,910
  8,100  Lucent Technologies, Inc..................................................................       673,819
  5,230  QUALCOMM, Inc.*...........................................................................       293,861
                                                                                                      -----------
                                                                                                        1,314,590
                                                                                                      -----------
         TOBACCO -- 1.9%
 10,760  Philip Morris Companies, Inc..............................................................       423,675
                                                                                                      -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 99.7% (COST $19,499,837)......................................    22,180,014
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%......................................................        72,556
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $22,252,570
                                                                                                      -----------
                                                                                                      -----------

------------------------
(a) REIT -- Real Estate Investment Trust.
 *  Non-income producing security.
Note: Based upon the cost of investments of $19,499,837 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $3,192,372 and $512,195, respectively, resulting in net unrealized appreciation of $2,680,177.

See notes to financial statements.

UBS Large Cap Growth Portfolio
Statement of Assets and Liabilities
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $19,499,837)..........................................     $22,180,014
Cash.............................................................................          47,035
Dividends and interest receivable................................................          26,598
Receivable for investment securities sold........................................         142,625
Deferred organization expenses and other assets..................................              85
                                                                                      -----------
     Total Assets................................................................      22,396,357
                                                                                      -----------

LIABILITIES:
Administrative services fees payable.............................................           1,279
Payable for investment securities purchased......................................         105,434
Other accrued expenses...........................................................          37,074
                                                                                      -----------
     Total Liabilities...........................................................         143,787
                                                                                      -----------

NET ASSETS.......................................................................     $22,252,570
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Statement of Operations
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends.............................................................     $121,117
Interest..............................................................       42,633
                                                                           --------
     Investment income................................................                   $  163,750

EXPENSES:
Investment advisory fees..............................................       62,790
Administrative services fees..........................................        7,325
Audit fees............................................................       18,608
Fund accounting fees..................................................       17,356
Custodian fees and expenses...........................................       15,041
Legal fees............................................................        2,036
Trustees' fees........................................................        1,984
Insurance expense.....................................................          871
Miscellaneous expenses................................................        1,548
                                                                           --------
     Total expenses...................................................      127,559
     Less: Fee waiver and expense reimbursements......................      (62,790)
                                                                           --------
     Net expenses.....................................................                       64,769
                                                                                         ----------
Net investment income.................................................                       98,981
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions..........................                      121,099
Net change in unrealized appreciation of investments..................                    2,377,527
                                                                                         ----------
Net realized and unrealized gain on investments.......................                    2,498,626
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                   $2,597,607
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                      ENDED        OCTOBER 14, 1997*
                                                                                  JUNE 30, 1998         THROUGH
                                                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                                                  -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $     98,981       $    37,100
Net realized gain (loss) on securities transactions............................         121,099           (59,628)
Net change in unrealized appreciation of investments...........................       2,377,527           302,651
                                                                                  -------------    -----------------
Net increase in net assets resulting from operations...........................       2,597,607           280,123
                                                                                  -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions....................................................       7,908,988        18,949,248
Value of withdrawals...........................................................      (7,388,153)          (95,243)
                                                                                  -------------    -----------------
Net increase in net assets from capital transactions...........................         520,835        18,854,005
                                                                                  -------------    -----------------

NET INCREASE IN NET ASSETS.....................................................       3,118,442        19,134,128

NET ASSETS:
Beginning of period............................................................      19,134,128          --
                                                                                  -------------    -----------------
End of period..................................................................    $ 22,252,570       $19,134,128
                                                                                  -------------    -----------------
                                                                                  -------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

UBS Large Cap Growth Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED        OCTOBER 14, 1997*
                                                                                   JUNE 30, 1998         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 1997
                                                                                   -------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................      $22,253            $19,134
     Ratio of expenses to average net assets(1).................................         0.62%(3)           1.14%(2)(3)
     Ratio of net investment income to average net assets(1)....................         0.95%(3)           1.22%(2)(3)
     Portfolio turnover.........................................................           35%                 6%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.60% (annualized) and 0.42% (annualized) for the respective periods.
(2) The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement were not ratified by shareholders until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

UBS Large Cap Growth Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. GENERAL

UBS Large Cap Growth Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At June 30, 1998, all of the beneficial interests in the Portfolio were held by UBS Large Cap Growth Fund and UBS Large Cap Growth Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-adviser of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee,

UBS Large Cap Growth Portfolio
Notes to Financial Statements
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, on an annual basis, to 0.30% of the Portfolio's first $25 million average daily net assets, 0.25% of the Portfolio's next $25 million average daily net assets and 0.20% of the Portfolio's average daily net assets in excess of $50 million. For the six months ended June 30, 1998, the investment advisory fee amounted to $62,790, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the six months ended June 30, 1998, the administrative services fee amounted to $7,325.

4. PURCHASE AND SALES OF INVESTMENTS
For the six months ended June 30, 1998, purchases and sales of investment securities, excluding short-term investments, aggregated to $8,781,646 and $6,873,335, respectively.

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

--------------------------------------------------------------------------------

                           UBS Large Cap Growth Fund
                              200 Clarendon Street
                          Boston, Massachusetts 02116





Investment Advisor                               Union Bank of Switzerland,
                                                 New York Branch
                                                 1345 Avenue of the Americas
                                                 New York, NY 10105

Administrator                                    Investors Bank & Trust Company
                                                 200 Clarendon Street
                                                 Boston, Massachusetts 02116

Distributor                                      First Fund Distributors, Inc.
                                                 4455 East Camelback Road
                                                 Phoenix, AZ 85018

Custodian and Transfer Agent                     Investors Bank & Trust Company
                                                 200 Clarendon Street
                                                 Boston, Massachusetts 02116








The accompanying financial statements dated as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.


--------------------------------------------------------------------------------